Long-term investments (Tables)	12 Months Ended
Dec. 31, 2017
Long-term investments
Schedule of Long-term investments

	Cost Method	Equity Method	Total
	RMB	RMB	RMB
Balance at December 31, 2016	486,437	29,262	515,699
Additions	35,889	-	35,889
Share of income	-	4,903	4,903
Impairment	(1,900)	-	(1,900)
Balance at December 31, 2017	520,426	34,165	554,591